Document And Entity Information	3 Months Ended
Oct. 31, 2015
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Oct. 31, 2015
Entity Registrant Name	NUTS & BOLTS INTERNATIONAL, INC.
Entity Central Index Key	0001613685
Entity Filer Category	Smaller Reporting Company